Inventory	12 Months Ended
Jun. 30, 2024
Inventory
Inventory

Note 4. Inventory

Inventory consisted of the following:

	June 30, 2024	June 30, 2023
Raw materials	$465,535	$-
Finished goods	966,021	4,804,299
	$1,431,556	$4,804,299

The Company writes off the value of inventory deemed excessive or obsolete. During the years ended June 30, 2024 and 2023, the Company wrote off inventory valued at $1,812,319 and $118,990, respectively.  The Company had inventory reserves at June 30, 2024 and 2023 of $605,470 and $154,400, respectively.